Accounts receivable, net - Summary of net accounts receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 744,978		¥ 712,373
Allowance for doubtful accounts	(28,772)	$ (3,942)	(19,263)
Accounts receivable, net	¥ 716,206	$ 98,120	¥ 693,110